Current and deferred tax	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Current and deferred tax
10.
Current and deferred tax
10.1.
Deferred tax assets

The balance comprises temporary differences attributable to:

	December 31, 2024	December 31, 2023
Loss allowances for financial assets	303	339
Bonus provision	1,195	2,271
Lease	271	396
Share-based compensation (i)	2,282	3,064
Tax loss (ii)	10,382	11,916
Others (iii)	4,614	1,940
Total deferred tax assets	19,047	19,926

(i)
Mainly related to RSU amounts that are treated as temporary differences until the instrument is vested.
(ii)
Tax losses decreased in line with 2024 positive results, and the current balance is expected to be offset in the foreseeable future. Most of the amount is comprised by losses from our Brazil operations, where tax losses do not expire and the offset is capped at 30% of the taxable profit for each fiscal year, as per the applicable tax regulations.
(iii)
Most of the amounts appointed as others in the deferred tax assets reconciliation correspond to temporary differences mainly arising from operations carried out in Argentina and Mexico. It refers to provision for payment of suppliers, sales commission, unrealized foreign exchange variation and minor items whose deductibility timing differs from accounting rules as determined by local tax laws.

The Group has accumulated tax loss carryforwards, mainly in VTEX UK and VTEX US, for which a deferred tax asset was not recognized because at this point there is no evidence of recoverability in the foreseeable future. However, these tax losses are available for offsetting against future taxable profits of the companies in which the losses arose. The total amount of the unrecognized deferred tax asset is US$29,308 (US$31,098 in 2023).

The movement on deferred tax assets balance is as follows:

Movements	Loss allowances for financial assets	Bonus provision	Lease	Share-based compensation	Tax Loss	Other	Total
At December 31, 2022	270	1,712	392	3,130	10,513	1,693	17,710
(Charged)/Credited to profit and loss (i)	69	559	4	(66)	1,403	247	2,216
At December 31, 2023	339	2,271	396	3,064	11,916	1,940	19,926
(Charged)/Credited to profit and loss (i)	(36)	(1,076)	(125)	(782)	(1,534)	2,674	(879)
At December 31, 2024	303	1,195	271	2,282	10,382	4,614	19,047

(i)
The differences between the amounts shown in the table above and the statements of profit or loss correspond to exchange rate variation.
10.2.
Deferred tax liabilities

The balance comprises temporary differences attributable to:

	December 31, 2024	December 31, 2023
Acquisition of subsidiaries	852	1,136
Temporary differences	1,626	1,499
Others	—	33
Total deferred tax liabilities	2,478	2,668

The movement on deferred tax liabilities balance is as follows:

Movements	Goodwill	Customer relationship	Intellectual property	Others	Total
At December 31, 2022	827	1,246	163	228	2,464
Charged/(Credited) to profit and loss	672	(219)	(54)	(195)	204
At December 31, 2023	1,499	1,027	109	33	2,668
Charged/(Credited) to profit and loss	127	(219)	(65)	(33)	(190)
At December 31, 2024	1,626	808	44	—	2,478

(i)
The impact of deferred tax liabilities due to acquisition of subsidiaries increases the goodwill on the acquisition date.
10.3.
Income Tax expense

	December 31, 2024	December 31, 2023	December 31, 2022
Current tax
Current tax on profits for the year	(1,414)	(5,182)	(877)
	(1,414)	(5,182)	(877)
Deferred income tax
Decrease in deferred tax	3,746	2,075	4,902
	3,746	2,075	4,902
Income tax	2,332	(3,107)	4,025

a)
Reconciliation of benefit (expenses) of income tax and social contribution

	December 31, 2024	December 31, 2023	December 31, 2022
Loss before income tax	9,663	(10,587)	(56,444)
Tax at the Brazilian tax rate of 34% (i)	(3,285)	3,561	19,191
Adjustments for the calculation of effective tax rate:
Technological innovation incentive law (Lei do bem) (ii)	3,927	2,257	—
Unrecognized deferred tax assets (iii)	(4,520)	(6,031)	(9,465)
Tax rate reconciliation (i)	4,258	(3,796)	(6,381)
Other net differences	1,952	902	680
Income tax and social contribution for the year	2,332	(3,107)	4,025
Effective rate - %	24.13%	29.35%	(7.13)%

(i)
The tax expense was determined based on the Brazilian corporate income tax (CIT) rate considering that, currently, the Group’s biggest operation is in Brazil. This table reconciles the expected income tax expense, computed by applying the combined Brazilian tax rate of 34%, to the actual income tax expense. The Group’s combined Brazilian tax rate includes the corporate income tax at a 25% rate and the social contribution on net profits at a 9% rate. Differences between local income tax rates to the Brazilian income tax rate were allocated to “Tax rate reconciliation”. Apart from Brazil, the Group’s biggest operations are in Argentina, the US and Colombia, which CIT rates in 2024 were 35%, 21% and 35%, respectively.
(ii)
Benefit related to the deductibility of research and development (technological innovation) expenses at the amounts higher than booked from the income tax basis as provided for by Law No. 11.196/05 - known as Lei do Bem.
(iii)
Unrecognized deferred tax assets correspond to the tax benefit related to future utilization of net operating losses of certain operations, mainly the United States and the United Kingdom. In those cases, the deferred tax asset was not recognized due to the lack of expectation of utilization of such net operating losses in the foreseeable future. The balance of the accumulated net operating losses of the Group’s US operations totaled US$51,350 on December 31, 2024 and US$64,867 on December 31, 2023, or a total tax benefit of approximately US$10,783 and US$13,622, respectively, taking into account the current US corporate income tax rate of 21%. The balance of the accumulated net operating losses of the Group’s UK operation totaled US$74,100 on December 31, 2024 and US$69,902 on December 31, 2023, or a total tax benefit of approximately US$18,525 and US$17,475, respectively, taking into account the current UK corporate income tax rate of 25%.